Debt - Future Principal and Estimated Interest Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Principal Payments [Roll Forward]
2021	$ 13,489
2022	18,404
2023	119,368
2024	2,429
2025	19,428
Thereafter	0
Total Principal Payments on Long-term Debt	173,118
Estimated Interest Payable [Roll Forward]
2021	4,376
2022	4,020
2023	2,625
2024	554
2025	375
Thereafter	0
Total Estimated Interest Payable	11,950
Finance Lease Liability Payments [Roll Forward]
2021	47,368
2022	51,495
2023	46,337
2024	39,302
2025	37,202
Thereafter	66,726
Total Finance Lease Payable	288,430
Total Principal and Interest Payable[Roll Forward]
2021	65,233
2022	73,919
2023	168,330
2024	42,285
2025	57,005
Thereafter	66,726
Total Long-term Debt Repayments	$ 473,498